Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Formation and operational costs	$ 1,474,598	$ 311,579	$ 1,893	$ 2,115,438	$ 645,127	$ 1,605,912
Loss from operations	(1,474,598)	(311,579)	(1,893)	(2,115,438)	(645,127)	(1,605,912)
Other income (expense):
Transaction costs allocated to warrants					(523,013)	(523,013)
Change in fair value of warrant liabilities	417,703	(2,540,500)		6,793,913	(328,500)	1,642,290
Change in fair value of Working Capital Loan	1,003			6,403
Interest earned on marketable securities held in Trust Account	276,215	6,569		317,665	39,846	78,398
Unrealized loss on marketable securities held in Trust Account	(13,724)	(1,757)		(15,355)	(2,373)	2,211
Total other income (expense), net	681,197	(2,535,688)		7,102,626	(814,040)	1,199,886
Income (loss) before provision for income taxes	(793,401)	(2,847,267)		4,987,188	(1,459,167)
Provision for income taxes	(73,182)			(73,182)
Net income (loss)	$ (866,583)	$ (2,847,267)	$ (1,893)	$ 4,914,006	$ (1,459,167)	$ (406,026)
Class A Common Stock
Other income (expense):
Basic and diluted weighted average shares outstanding (in Shares)	17,250,000	17,250,000		17,250,000	16,291,667	16,776,099
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.04)	$ (0.13)		$ 0.23	$ (0.07)	$ (0.02)
Class B Common Stock
Other income (expense):
Basic and diluted weighted average shares outstanding (in Shares)	4,312,500	4,312,500	3,750,000	4,312,500	4,281,250	4,297,047
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.04)	$ (0.13)	$ 0	$ 0.23	$ (0.07)	$ (0.02)